Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Share Subscriptions Received	Deficit	Total
Beginning balance, shares at Dec. 31, 2016	42,909,650	0
Beginning balance, amount at Dec. 31, 2016			$ 3,645,457	$ 334,975	$ (4,501,596)	$ (521,164)
Shares issued in settlement of debt, shares	2,000,000
Shares issued in settlement of debt, amount			32,409			32,409
Shares issued pursuant to consulting contracts, shares	250,000
Shares issued pursuant to consulting contracts, amount			21,895			21,895
Net loss for the period					(346,873)	(346,873)
Ending balance, shares at Sep. 30, 2017	45,159,650	0
Ending balance, amount at Sep. 30, 2017			3,699,762	334,975	(4,848,469)	(813,732)
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance, amount at Dec. 31, 2017			4,106,207	0	(5,176,116)	(1,069,909)
Shares issued pursuant to conversion of convertible promissory notes, shares	46,528,091
Shares issued pursuant to conversion of convertible promissory notes, amount			1,555,106			1,555,106
Shares issued pursuant to consulting contracts, shares	600,000
Shares issued pursuant to consulting contracts, amount			7,373			7,373
Net loss for the period					(650,672)	(650,672)
Ending balance, shares at Sep. 30, 2018	96,789,241	100,000
Ending balance, amount at Sep. 30, 2018			$ 5,668,686	$ 0	$ (5,826,788)	$ (158,102)